PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

4.    PROPERTY AND EQUIPMENT

Property and equipment consist of the following (in thousands):

	December 31,	December 31,
	2021	2020
Aircraft	$482,848	$473,509
Software development costs	35,818	22,414
Leasehold improvements	12,584	9,560
Computer equipment	2,147	1,846
Buildings and improvements	1,424	1,424
Furniture and fixtures	1,960	1,321
Tooling	3,129	1,296
Vehicles	1,142	597
	541,052	511,967

Less: Accumulated depreciation and amortization	(223,216)	(188,877)
Total	$317,836	$323,090

Depreciation and amortization expense of property and equipment was $34.3 million, $40.8 million and $38.4 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Capitalized costs related to the internal development of software were $13.4 million, $8.4 million and $3.9 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Amortization expense related to software development costs, included as part of depreciation and amortization expense of property and equipment, was $6.8 million, $4.8 million and $2.6 million for the years ended December 31, 2021, 2020 and 2019 respectively.